Investments in Equity Securities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Investments in Equity Securities [Line Items]
Fair value losses equity investments	$ (45,966)
Cash dividend income	25,370
First Service Holding Limited [Member]
Investments in Equity Securities [Line Items]
Equity investments fair value	114,745
Roiserv Lifestyle Services Co., Ltd. [Member]
Investments in Equity Securities [Line Items]
Equity investments fair value	225,283
Tian Yuan Group Holdings Limited [Member]
Investments in Equity Securities [Line Items]
Equity investments fair value	$ 146,668